Fair Value (Items Measured At Fair Value On A Recurring Basis) (Details) - Recurring - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Total
Cash equivalents:
Derivative assets (see Note T)	$ 7.9	$ 4.0
Total assets	210.3	198.7
Liabilities:
Derivative liabilities (see Note T)	2.5	0.9
Total liabilities	47.9	41.5
Total | Diversified investments associated with the Executive Stock Unit Program (ESUP)
Cash equivalents:
Diversified investments associated with the ESUP (see Note M)	45.9	41.0
Total | Liabilities associated with the ESUP
Liabilities:
Liabilities associated with the ESUP (see Note M)	45.4	40.6
Level 1
Cash equivalents:
Derivative assets (see Note T)	0.0	0.0
Total assets	45.9	41.0
Liabilities:
Derivative liabilities (see Note T)	0.0	0.0
Total liabilities	45.4	40.6
Level 1 | Diversified investments associated with the Executive Stock Unit Program (ESUP)
Cash equivalents:
Diversified investments associated with the ESUP (see Note M)	45.9	41.0
Level 1 | Liabilities associated with the ESUP
Liabilities:
Liabilities associated with the ESUP (see Note M)	45.4	40.6
Level 2
Cash equivalents:
Derivative assets (see Note T)	7.9	4.0
Total assets	164.4	157.7
Liabilities:
Derivative liabilities (see Note T)	2.5	0.9
Total liabilities	2.5	0.9
Level 2 | Diversified investments associated with the Executive Stock Unit Program (ESUP)
Cash equivalents:
Diversified investments associated with the ESUP (see Note M)	0.0	0.0
Level 2 | Liabilities associated with the ESUP
Liabilities:
Liabilities associated with the ESUP (see Note M)	0.0	0.0
Level 3
Cash equivalents:
Derivative assets (see Note T)	0.0	0.0
Total assets	0.0	0.0
Liabilities:
Derivative liabilities (see Note T)	0.0	0.0
Total liabilities	0.0	0.0
Level 3 | Diversified investments associated with the Executive Stock Unit Program (ESUP)
Cash equivalents:
Diversified investments associated with the ESUP (see Note M)	0.0	0.0
Level 3 | Liabilities associated with the ESUP
Liabilities:
Liabilities associated with the ESUP (see Note M)	0.0	0.0
Bank time deposits with original maturities of three months or less | Total
Cash equivalents:
Bank time deposits with original maturities of three months or less	156.5	153.7
Bank time deposits with original maturities of three months or less | Level 1
Cash equivalents:
Bank time deposits with original maturities of three months or less	0.0	0.0
Bank time deposits with original maturities of three months or less | Level 2
Cash equivalents:
Bank time deposits with original maturities of three months or less	156.5	153.7
Bank time deposits with original maturities of three months or less | Level 3
Cash equivalents:
Bank time deposits with original maturities of three months or less	$ 0.0	$ 0.0